Warrant Liability (Details)	1 Months Ended
Sep. 30, 2021 USD ($) shares
Warrant Liability
At date of acquisition (3 September 2021) | $	$ 29,948,361
Change in fair value of warrant liability | $	98,090,071
Balance at 30 September 2021 | $	$ 128,038,432
Public Warrants
Warrant Liability
Number of warrants	8,624,973
Change in number of warrants	8,624,973
Number Of Warrant Issued	8,624,973
Private Warrants
Warrant Liability
Number of warrants	6,266,667
Change in number of warrants	6,266,667
Number Of Warrant Issued	6,266,667